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October 1, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Laudus Trust (File Nos. 33-21677 and 811-05547) Registration Statement on Form N-14

Ladies and Gentlemen:

Our client, Laudus Trust (the “Trust”), is filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14. This Form N-14 is being filed in connection with the reorganizations of: (1) Laudus Mondrian Institutional International Equity Fund, a series of Laudus Institutional Trust, with and into the Institutional Shares class of Laudus Mondrian International Equity Fund, a series of the Trust, in exchange for shares of Laudus Mondrian International Equity Fund and the assumption by Laudus Mondrian International Equity Fund of the liabilities of Laudus Mondrian Institutional International Equity Fund; and (2) Laudus Mondrian Institutional Emerging Markets Fund, a series of Laudus Institutional Trust, with and into the Institutional Shares class of Laudus Mondrian Emerging Markets Fund, a series of the Trust, in exchange for shares of Laudus Mondrian Emerging Markets Fund and the assumption by Laudus Mondrian Emerging Markets Fund of the liabilities of Laudus Mondrian Institutional Emerging Markets Fund. Pursuant to Rule 17a-8 under the Investment Company Act of 1940, shareholder approval is not required to effect these reorganizations.

No fees are required in connection with this filing. Please contact Stephen Cohen at (202) 261-3304 or me at (202) 261-3305 with any questions or comments.

Sincerely,

/s/ Douglas P. Dick
Douglas P. Dick